PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2026 (unaudited)
Description	Shares	Value
Long-Term Investments 98.2%
Common Stocks 95.0%
Australia 2.8%
Charter Hall Group, REIT	66,630	$1,061,097
Codan Ltd.	15,894	418,518
CSL Ltd.	20,422	2,573,373
Fortescue Ltd.	57,839	837,559
Harvey Norman Holdings Ltd.	167,905	754,517
Helia Group Ltd.	252,436	1,020,736
Monadelphous Group Ltd.	5,872	126,343
Nine Entertainment Co. Holdings Ltd.	165,206	131,010
Pantoro Gold Ltd.*	80,786	268,010
Perseus Mining Ltd.	35,973	138,550
QBE Insurance Group Ltd.	74,022	1,014,529
Regis Resources Ltd.	14,091	73,446
Rio Tinto Ltd.	3,938	410,280
Rio Tinto PLC	23,182	2,114,994
		10,942,962
Belgium 0.5%
Anheuser-Busch InBev SA/NV	7,380	531,235
KBC Group NV	6,784	955,972
Proximus SADP	41,375	377,501
		1,864,708
Brazil 0.6%
Axia Energia	9,200	94,906
Banco BTG Pactual SA, UTS	58,100	659,742
CPFL Energia SA	13,500	131,210
Petroleo Brasileiro SA	40,000	306,988
Vale SA	48,700	778,423
Wheaton Precious Metals Corp.	700	92,221
Yara International ASA	3,400	156,273
		2,219,763
Canada 8.1%
Agnico Eagle Mines Ltd.	13,300	2,528,236
Aritzia, Inc.*	10,900	859,176
Bank of Nova Scotia (The)	2,400	179,429
Barrick Mining Corp.	63,000	2,879,683
BCE, Inc.	21,400	553,211
Canada Packers, Inc.	6,200	72,716
Canadian Imperial Bank of Commerce	28,900	2,670,860
Celestica, Inc.*	6,700	1,882,731
Cenovus Energy, Inc.	32,400	639,363
CGI, Inc.	16,100	1,379,848
Cogeco Communications, Inc.	18,100	872,400
DPM Metals, Inc.	8,000	279,132
Extendicare, Inc.	27,200	463,238
Fairfax Financial Holdings Ltd.	900	1,485,269
George Weston Ltd.	7,900	550,996
Gildan Activewear, Inc.	2,400	155,934
Great-West Lifeco, Inc.	13,600	636,628
Groupe Dynamite, Inc.	12,800	666,298
iA Financial Corp., Inc.	2,800	344,044
Kinross Gold Corp.	83,200	2,620,068
Loblaw Cos. Ltd.	10,400	467,968
Maple Leaf Foods, Inc.	31,000	574,399
Nutrien Ltd.	14,000	963,904
Open Text Corp.	34,400	878,663

PGIM Quant Solutions International Equity Fund

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Canada (cont’d.)
OR Royalties, Inc.	3,300	$130,119
Power Corp. of Canada	14,000	706,040
Royal Bank of Canada	5,900	982,373
Sprott, Inc.	1,100	134,878
Suncor Energy, Inc.	16,000	845,680
Superior Plus Corp.	60,800	325,957
Toronto-Dominion Bank (The)	38,700	3,616,907
		31,346,148
Chile 0.2%
Latam Airlines Group SA	19,334,324	627,361
China 9.1%
37 Interactive Entertainment Network Technology Group Co. Ltd. (Class A Stock)	154,000	586,144
Agricultural Bank of China Ltd. (Class H Stock)	102,000	71,310
Alibaba Group Holding Ltd.	73,600	1,565,736
Bank of Jiangsu Co. Ltd. (Class A Stock)	832,600	1,211,278
Bank of Ningbo Co. Ltd. (Class A Stock)	136,000	604,722
Bank of Shanghai Co. Ltd. (Class A Stock)	271,800	360,809
BOC Hong Kong Holdings Ltd.	115,000	605,589
China BlueChemical Ltd. (Class H Stock)	1,428,000	496,486
China Gold International Resources Corp. Ltd.	48,700	1,233,131
China Hongqiao Group Ltd.	445,500	2,037,571
China Jushi Co. Ltd. (Class A Stock)	249,800	766,520
China Life Insurance Co. Ltd. (Class H Stock)	256,000	1,139,261
China Pacific Insurance Group Co. Ltd. (Class H Stock)	32,400	163,194
Chongqing Rural Commercial Bank Co. Ltd. (Class A Stock)	195,000	181,537
CITIC Ltd.	1,036,000	1,655,715
COSCO SHIPPING Holdings Co. Ltd. (Class H Stock)	236,000	414,643
Geely Automobile Holdings Ltd.	382,000	786,345
Genertec Universal Medical Group Co. Ltd., 144A	546,000	429,089
GigaDevice Semiconductor, Inc. (Class A Stock)	21,200	954,403
Hansoh Pharmaceutical Group Co. Ltd., 144A	38,000	187,271
Harbin Electric Co. Ltd. (Class H Stock)	92,000	233,695
Huaxia Bank Co. Ltd. (Class A Stock)	143,000	130,254
Huayu Automotive Systems Co. Ltd. (Class A Stock)	139,200	384,582
Industrial & Commercial Bank of China Ltd. (Class H Stock)	748,000	620,464
Industrial Bank Co. Ltd. (Class A Stock)	57,600	154,707
JD Health International, Inc., 144A*	60,950	490,381
Jiangsu Hengli Hydraulic Co. Ltd. (Class A Stock)	12,000	186,401
MMG Ltd.*	460,000	595,562
NetEase, Inc.	72,900	1,890,303
New China Life Insurance Co. Ltd. (Class H Stock)	144,800	1,177,431
Ningxia Baofeng Energy Group Co. Ltd. (Class A Stock)	314,000	1,071,620
PICC Property & Casualty Co. Ltd. (Class H Stock)	230,000	476,146
Ping An Bank Co. Ltd. (Class A Stock)	517,690	805,437
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	240,500	2,230,722
Pop Mart International Group Ltd., 144A	16,600	474,537
Qfin Holdings, Inc., ADR	45,800	712,190
Qinghai Salt Lake Industry Co. Ltd. (Class A Stock)*	39,000	183,690
Sany Heavy Equipment International Holdings Co. Ltd.	96,000	147,484
Shanghai Rural Commercial Bank Co. Ltd. (Class A Stock)	135,200	166,781
Sino Biopharmaceutical Ltd.	539,000	457,345
SITC International Holdings Co. Ltd.	85,000	317,405
Tencent Holdings Ltd.	53,500	4,112,107
WuXi AppTec Co. Ltd. (Class H Stock), 144A	15,600	221,989
Wuxi Biologics Cayman, Inc., 144A*	47,000	222,421
Zhongji Innolight Co. Ltd. (Class A Stock)	4,740	439,414
Zijin Mining Group Co. Ltd. (Class H Stock)	370,000	1,929,189
		35,283,011

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Denmark 0.4%
Chemometec A/S	1,500	$144,972
Scandinavian Tobacco Group A/S, 144A	45,014	700,067
Vestas Wind Systems A/S	19,666	596,104
		1,441,143
Finland 1.3%
Konecranes OYJ	6,082	716,230
Nordea Bank Abp	133,652	2,582,211
Wartsila OYJ Abp	39,865	1,616,130
		4,914,571
France 6.2%
Airbus SE	7,674	1,756,962
AXA SA	42,513	1,938,556
BNP Paribas SA	28,273	3,057,232
Capgemini SE	9,122	1,417,360
Carrefour SA	31,570	517,091
Credit Agricole SA	101,503	2,198,193
Engie SA	87,846	2,622,769
IPSOS SA	2,500	106,059
Publicis Groupe SA	2,790	278,856
Rubis SCA	27,154	1,099,549
Safran SA	8,567	3,060,916
SCOR SE	35,517	1,157,399
Societe Generale SA	29,618	2,595,411
Teleperformance SE	18,154	1,172,666
Vinci SA	7,917	1,138,344
		24,117,363
Georgia 0.2%
Lion Finance Group PLC	4,387	606,105
Germany 5.5%
Allianz SE	884	389,245
Deutsche Bank AG	64,840	2,558,658
Deutsche Post AG	21,840	1,221,479
Deutsche Telekom AG	55,625	1,866,680
flatexDEGIRO SE	20,182	984,473
Freenet AG	6,065	219,002
Fresenius Medical Care AG	19,813	891,962
Fresenius SE & Co. KGaA	13,688	765,677
Friedrich Vorwerk Group SE	8,530	916,339
Henkel AG & Co. KGaA	770	63,563
HOCHTIEF AG	4,552	1,908,858
Mercedes-Benz Group AG	30,772	2,103,089
MTU Aero Engines AG	1,605	713,543
Nordex SE*	4,914	196,739
RWE AG	11,790	748,711
SAP SE	3,249	649,048
Siemens AG	1,734	524,241
Siemens Energy AG*	6,222	1,060,105
Talanx AG	10,590	1,335,724
Vonovia SE	70,868	2,074,965
		21,192,101
Greece 0.3%
OPAP SA	50,730	1,023,081

PGIM Quant Solutions International Equity Fund

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Hong Kong 0.4%
WH Group Ltd., 144A	1,394,000	$1,645,053
Hungary 0.3%
OTP Bank Nyrt	8,190	1,030,564
India 5.3%
Anand Rathi Wealth Ltd.	6,425	201,713
Avanti Feeds Ltd.	17,940	155,686
Bharat Electronics Ltd.	312,100	1,524,756
Bharat Petroleum Corp. Ltd.	135,442	536,967
Bharti Airtel Ltd.	8,743	187,511
BSE Ltd.	35,160	1,069,419
Canara Bank	106,075	170,250
Cartrade Tech Ltd.*	13,625	392,977
City Union Bank Ltd.	19,459	63,890
Cummins India Ltd.	39,262	1,757,031
eClerx Services Ltd.	2,756	139,520
Eicher Motors Ltd.	21,188	1,642,094
Gillette India Ltd.	1,092	104,492
HCL Technologies Ltd.	40,896	754,639
HDFC Asset Management Co. Ltd., 144A	4,607	126,141
Hero MotoCorp Ltd.	2,678	161,302
Indian Oil Corp. Ltd.	371,297	659,396
Infosys Ltd.	20,297	363,038
Laurus Labs Ltd., 144A	27,941	293,554
Lupin Ltd.	12,804	300,050
Maruti Suzuki India Ltd.	9,564	1,519,417
Muthoot Finance Ltd.	23,955	998,227
National Aluminium Co. Ltd.	296,041	1,233,561
Oil & Natural Gas Corp. Ltd.	717,021	2,102,040
Power Finance Corp. Ltd.	173,449	716,327
State Bank of India	61,370	719,296
Strides Pharma Science Ltd.	17,139	163,776
Sun Pharmaceutical Industries Ltd.	25,325	439,478
Tata Consultancy Services Ltd.	11,172	379,938
Tata Motors Passenger Vehicles Ltd.	179,364	683,535
Thanga Mayil Jewellery Ltd.	5,226	188,907
Wipro Ltd.	140,335	362,091
Zydus Lifesciences Ltd.	26,850	258,661
		20,369,680
Indonesia 0.1%
Astra International Tbk PT	892,800	338,524
Triputra Agro Persada PT	639,600	56,968
		395,492
Ireland 0.8%
AerCap Holdings NV	14,000	2,011,240
AIB Group PLC	83,043	928,266
Greencore Group PLC	22,480	89,052
		3,028,558
Israel 1.1%
Bank Hapoalim BM	92,025	2,274,990
Elbit Systems Ltd.	1,390	983,145
Harel Insurance Investments & Financial Services Ltd.	4,264	195,583
Plus500 Ltd.	4,875	280,612

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Israel (cont’d.)
Strauss Group Ltd.	5,125	$193,430
Tel Aviv Stock Exchange Ltd.	9,760	374,983
		4,302,743
Italy 2.6%
Banca Monte dei Paschi di Siena SpA	14,200	147,308
d’Amico International Shipping SA	77,826	549,705
De’ Longhi SpA	1,529	67,593
Enel SpA	255,480	2,822,687
Intesa Sanpaolo SpA	193,443	1,369,459
Iren SpA	19,844	63,518
Italgas SpA	95,911	1,152,292
Leonardo SpA	4,742	316,892
OVS SpA, 144A	27,393	154,834
Poste Italiane SpA, 144A	4,858	127,951
Ryanair Holdings PLC	23,502	797,643
Technogym SpA, 144A	9,464	197,636
UniCredit SpA	26,326	2,294,207
		10,061,725
Japan 11.0%
Advantest Corp.	18,800	3,109,268
Alps Alpine Co. Ltd.	11,200	146,696
Anycolor, Inc.	15,700	448,182
Asahi Kasei Corp.	39,900	387,070
Astellas Pharma, Inc.	141,500	1,968,250
BIPROGY, Inc.	6,700	222,503
Citizen Watch Co. Ltd.	37,600	332,317
Cosmo Energy Holdings Co. Ltd.	6,600	197,915
Dentsu Soken, Inc.	38,400	605,302
ENEOS Holdings, Inc.	173,700	1,468,098
Exedy Corp.	5,000	184,253
FANUC Corp.	15,700	630,427
Fast Retailing Co. Ltd.	6,000	2,289,198
Food & Life Cos. Ltd.	4,900	267,687
Gunze Ltd.	10,400	302,316
Hanwa Co. Ltd.	1,500	76,281
Haseko Corp.	9,300	190,616
Hitachi Ltd.	56,800	1,970,968
Honda Motor Co. Ltd.	140,300	1,411,072
Idemitsu Kosan Co. Ltd.	19,600	166,311
Iida Group Holdings Co. Ltd.	44,100	728,343
Isuzu Motors Ltd.	84,400	1,359,669
JAC Recruitment Co. Ltd.	17,500	111,989
Japan Lifeline Co. Ltd.	24,000	239,729
Japan Tobacco, Inc.	25,800	932,456
Kioxia Holdings Corp.*	15,100	2,065,474
Komatsu Ltd.	2,000	76,550
Mazda Motor Corp.	36,900	283,959
Medipal Holdings Corp.	36,000	652,477
Mitsubishi Corp.	28,600	759,797
Mitsubishi Electric Corp.	5,000	156,310
Mitsubishi Heavy Industries Ltd.	37,600	1,107,092
MIXI, Inc.	4,000	70,414
Modec, Inc.	2,000	195,035
MS&AD Insurance Group Holdings, Inc.	39,700	1,011,460
Murata Manufacturing Co. Ltd.	39,300	798,401
NEC Corp.	65,300	2,213,648
Nippon Yusen KK	8,500	279,352
NSK Ltd.	167,200	1,162,802

PGIM Quant Solutions International Equity Fund

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
NTN Corp.	434,400	$1,041,142
Onward Holdings Co. Ltd.	26,400	125,200
ORIX Corp.	40,000	1,219,016
Osaka Gas Co. Ltd.	8,600	322,867
OSG Corp.	10,000	168,867
Panasonic Holdings Corp.	109,900	1,506,806
PHC Holdings Corp.	39,800	279,336
Roland Corp.	10,400	256,706
Sekisui House REIT, Inc., REIT	324	190,261
Shikoku Electric Power Co., Inc.	43,200	437,293
SMC Corp.	300	116,631
Sompo Holdings, Inc.	5,200	179,320
Sumitomo Chemical Co. Ltd.	109,100	331,896
Sumitomo Corp.	61,900	2,513,703
Sumitomo Pharma Co. Ltd.*	76,100	1,132,446
Toda Corp.	40,600	354,386
Toenec Corp.	12,000	158,971
Tokai Rika Co. Ltd.	16,800	340,512
Tokyu Construction Co. Ltd.	17,500	144,607
Toyota Motor Corp.	8,265	187,330
Trial Holdings, Inc.	9,000	167,997
Tsugami Corp.	12,600	262,071
Valor Holdings Co. Ltd.	5,200	117,731
Zeon Corp.	15,600	190,630
		42,325,412
Malaysia 0.1%
SD Guthrie Bhd	132,600	196,444
Mexico 0.4%
Cemex SAB de CV, UTS	945,700	1,175,361
Fresnillo PLC	9,021	444,253
		1,619,614
Netherlands 4.0%
ABN AMRO Bank NV, 144A, CVA	17,936	660,821
Argenx SE*	2,057	1,729,878
ASML Holding NV	4,966	7,120,777
ING Groep NV	47,795	1,409,519
Koninklijke Ahold Delhaize NV	57,915	2,264,486
Koninklijke BAM Groep NV	10,575	110,908
Pharming Group NV*	514,716	1,049,398
SBM Offshore NV	31,639	1,136,481
		15,482,268
New Zealand 0.0%
Fisher & Paykel Healthcare Corp. Ltd.	4,225	98,702
Norway 0.3%
Equinor ASA	30,831	828,692
Wallenius Wilhelmsen ASA	36,100	419,435
		1,248,127
Philippines 0.4%
International Container Terminal Services, Inc.	149,550	1,638,013

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Poland 0.1%
Powszechna Kasa Oszczednosci Bank Polski SA	3,605	$93,769
Powszechny Zaklad Ubezpieczen SA	23,932	470,894
		564,663
Portugal 0.4%
Galp Energia SGPS SA	6,942	138,129
NOS SGPS SA	157,355	818,007
Sonae SGPS SA	217,821	457,106
		1,413,242
Qatar 0.2%
Ooredoo QPSC	228,249	897,539
Russia 0.0%
Inter RAO UES PJSC*^	13,660,000	18
LUKOIL PJSC*^	14,283	—
Polyus PJSC*^	14,500	—
Rosneft Oil Co. PJSC*^	155,425	—
Sberbank of Russia PJSC*^	366,709	1
		19
Saudi Arabia 0.4%
Etihad Etisalat Co.	15,469	291,097
Jarir Marketing Co.	103,625	394,223
Rasan Information Technology Co.*	3,296	122,835
Riyad Bank	72,075	540,899
Saudi Arabian Oil Co., 144A	28,280	194,403
		1,543,457
Singapore 0.5%
Oversea-Chinese Banking Corp. Ltd.	26,400	440,604
Singapore Technologies Engineering Ltd.	168,800	1,297,665
		1,738,269
South Africa 0.1%
Gold Fields Ltd.	7,815	386,488
Telkom SA SOC Ltd.	19,380	70,904
		457,392
South Korea 6.1%
APR Corp.*	4,534	850,479
BHI Co. Ltd.*	3,614	178,616
Hana Financial Group, Inc.	18,602	1,292,506
HD Hyundai Heavy Industries Co. Ltd.	193	76,820
Hyundai Mobis Co. Ltd.	4,035	1,260,764
IsuPetasys Co. Ltd.	1,820	146,993
Kangwon Land, Inc.	4,459	53,929
KB Financial Group, Inc.	12,466	1,166,808
Kia Corp.	16,298	1,734,160
Korea Gas Corp.*	10,894	302,674
Meritz Financial Group, Inc.	1,482	119,827
Samsung Electronics Co. Ltd.	68,058	7,518,693
Samsung Securities Co. Ltd.	10,374	651,157
Shinhan Financial Group Co. Ltd.	26,590	1,554,019

PGIM Quant Solutions International Equity Fund

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
South Korea (cont’d.)
SK hynix, Inc.	10,130	$6,324,944
Woori Financial Group, Inc.	10,124	211,783
		23,444,172
Spain 2.6%
ACS Actividades de Construccion y Servicios SA	3,640	408,394
Banco Bilbao Vizcaya Argentaria SA	135,164	3,430,959
Banco Santander SA	143,865	1,836,878
CaixaBank SA	195,964	2,586,762
Naturgy Energy Group SA	21,955	689,125
Solaria Energia y Medio Ambiente SA*	52,901	1,166,744
		10,118,862
Sweden 2.5%
AcadeMedia AB, 144A	48,323	512,032
Ambea AB, 144A	8,448	128,828
Atlas Copco AB (Class B Stock)	16,482	296,473
Betsson AB (Class B Stock)	18,903	221,951
Boliden AB*	18,810	1,317,203
Clas Ohlson AB (Class B Stock)	2,429	83,171
Epiroc AB (Class B Stock)	2,938	73,265
Investor AB (Class B Stock)	28,417	1,095,750
Medcap AB*	1,274	70,312
Saab AB (Class B Stock)	11,362	886,496
Sandvik AB	66,360	2,620,314
Swedbank AB (Class A Stock)	56,875	2,211,315
Telefonaktiebolaget LM Ericsson (Class B Stock)	20,412	221,066
		9,738,176
Switzerland 2.4%
ABB Ltd.	32,912	2,833,660
Accelleron Industries AG	2,789	267,150
Cie Financiere Richemont SA (Class A Stock)	9,238	1,793,186
Galderma Group AG	9,603	1,789,990
Sandoz Group AG	16,945	1,342,482
Schindler Holding AG	170	62,523
Temenos AG	1,750	154,654
UBS Group AG	21,691	1,026,318
		9,269,963
Taiwan 6.1%
Accton Technology Corp.	2,000	69,927
Chenbro Micom Co. Ltd.	8,000	228,297
Chroma ATE, Inc.	25,000	767,660
Delta Electronics, Inc.	75,000	2,862,176
Eva Airways Corp.	232,000	274,604
Evergreen Marine Corp. Taiwan Ltd.	166,000	980,429
Hon Hai Precision Industry Co. Ltd.	56,000	387,096
Pou Chen Corp.	150,000	144,988
Sunonwealth Electric Machine Industry Co. Ltd.	189,000	850,015
TaiDoc Technology Corp.	37,000	157,529
Taiwan Semiconductor Manufacturing Co. Ltd.	301,000	16,644,077
Yang Ming Marine Transport Corp.	203,000	344,433
		23,711,231
Thailand 0.3%
Advanced Info Service PCL	88,100	977,064

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Turkey 0.2%
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S, REIT	252,210	$148,277
Turk Hava Yollari AO	112,081	783,964
		932,241
United Arab Emirates 0.7%
Emaar Properties PJSC	402,747	1,647,515
Emirates NBD Bank PJSC	113,036	957,228
		2,604,743
United Kingdom 6.5%
AstraZeneca PLC	4,226	787,363
B&M European Value Retail SA	44,100	106,466
Barclays PLC	257,798	1,720,561
CK Hutchison Holdings Ltd.	162,500	1,310,287
Currys PLC	67,482	135,238
Drax Group PLC	27,650	341,172
Future PLC	123,810	916,361
Games Workshop Group PLC	676	157,703
HSBC Holdings PLC	211,070	3,723,470
IG Group Holdings PLC	8,375	155,374
Imperial Brands PLC	40,511	1,706,233
International Consolidated Airlines Group SA	269,798	1,547,512
Kingfisher PLC	35,675	164,404
Lloyds Banking Group PLC	975,021	1,455,906
NatWest Group PLC	292,719	2,668,071
Ninety One PLC	50,125	174,501
Rolls-Royce Holdings PLC	156,673	2,619,099
Standard Chartered PLC	92,566	2,368,434
Tesco PLC	222,399	1,294,096
Vodafone Group PLC	658,350	969,569
WPP PLC	143,889	596,884
		24,918,704
United States 3.9%
Aegon Ltd.	10,593	83,203
BP PLC	130,402	826,821
BRP, Inc.	2,600	196,234
Carnival PLC*	3,885	115,396
JBS NV (Class A Stock)*	127,800	2,012,850
Nestle SA	7,156	682,872
Novartis AG	33,720	5,003,030
Roche Holding AG	9,880	4,492,831
Sanofi SA	11,275	1,063,500
Shell PLC	14,561	559,718
Signify NV, 144A	7,425	157,630
		15,194,085

Total Common Stocks (cost $281,316,277)		366,544,534
Preferred Stocks 0.9%
Brazil 0.6%
Petroleo Brasileiro SA (PRFC)	345,400	2,472,323
Germany 0.1%
Henkel AG & Co. KGaA (PRFC)	2,236	196,437

PGIM Quant Solutions International Equity Fund

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
South Korea 0.2%
Samsung Electronics Co. Ltd. (PRFC)	8,630	$699,039

Total Preferred Stocks (cost $2,168,967)		3,367,799

Units
Rights* 0.0%
Spain
ACS Actividades de Construccion y Servicios SA, expiring 02/09/26 (cost $1,951)	3,640	2,002

		Shares
Unaffiliated Exchange-Traded Funds 2.3%
United States
iShares MSCI EAFE ETF(a)			56,900	5,732,106
iShares MSCI Emerging Markets ETF(a)			53,600	3,167,760

Total Unaffiliated Exchange-Traded Funds (cost $7,876,766)				8,899,866

Total Long-Term Investments (cost $291,363,961)				378,814,201
Short-Term Investments 3.4%
Affiliated Mutual Funds 3.3%
PGIM Core Government Money Market Fund (7-day effective yield 3.805%)(wb)	5,738,397	5,738,397
PGIM Institutional Money Market Fund (7-day effective yield 3.853%) (cost $7,175,413; includes $7,164,441 of cash collateral for securities on loan)(b)(wb)	7,179,722	7,175,415

Total Affiliated Mutual Funds (cost $12,913,810)				12,913,812

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) 0.1%
U.S. Treasury Bills (cost $299,036)	3.651%	03/05/26	300	299,069

Total Short-Term Investments (cost $13,212,846)				13,212,881

TOTAL INVESTMENTS 101.6% (cost $304,576,807)				392,027,082
Liabilities in excess of other assets(z) (1.6)%				(6,173,180)

Net Assets 100.0%				$385,853,902

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
CVA—Certificate Van Aandelen (Bearer)
EAFE—Europe, Australasia, Far East
ETF—Exchange-Traded Fund

PGIM Quant Solutions International Equity Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
MSCI—Morgan Stanley Capital International
PJSC—Public Joint-Stock Company
PRFC—Preference Shares
UTS—Unit Trust Security

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $19 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,902,520; cash collateral of $7,164,441 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at January 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
29	Mini MSCI EAFE Index	Mar. 2026	$4,403,360	$201,587
28	Mini MSCI Emerging Markets Index	Mar. 2026	2,129,120	200,156
				$401,743
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM Quant Solutions International Equity Fund